Fees Summary	Jul. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,876,000
Previously Paid Amount	(0)
Total Fee Amount	593.41
Total Offset Amount	(0)
Net Fee	$ 593.41